Goodwill (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Hangzhou Snow Wolf Software Co Ltd USD ($)	Dec. 31, 2011 Hangzhou Snow Wolf Software Co Ltd CNY	Dec. 31, 2010 Hangzhou Snow Wolf Software Co Ltd CNY	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd USD ($)	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd CNY	Dec. 31, 2010 Beijing Julun Network Information Technology Co Ltd CNY
Goodwill [Line Items]
Goodwill	$ 3,527,536	22,201,960	22,201,960	$ 988,987	6,224,587	6,224,587	$ 2,538,549	15,977,373	15,977,373